Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property, plant and equipment at beginning of period	$ 1,146	$ 786
Property, plant and equipment at end of period	1,065	1,146
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	691	588
Property, plant and equipment at end of period	702	691
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	455	198
Property, plant and equipment at end of period	363	455
Cost
Property and equipment
Property, plant and equipment at beginning of period	1,754	1,126
Additions	343	739
Disposals	(8)	(110)
Effect of foreign exchange rates	(24)	(1)
Property, plant and equipment at end of period	2,065	1,754
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	1,116	802
Additions	318	376
Disposals	(8)	(62)
Effect of foreign exchange rates	(20)
Property, plant and equipment at end of period	1,406	1,116
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	638	324
Additions	25	363
Disposals		(48)
Effect of foreign exchange rates	(4)	(1)
Property, plant and equipment at end of period	659	638
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(608)	(340)
Depreciation for the year	408	311
Disposals	6	43
Effect of foreign exchange rates	(10)
Property, plant and equipment at end of period	(1,000)	(608)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(425)	(214)
Depreciation for the year	294	239
Disposals	6	28
Effect of foreign exchange rates	(9)
Property, plant and equipment at end of period	(704)	(425)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	(183)	(126)
Depreciation for the year	114	72
Disposals		15
Effect of foreign exchange rates	(1)
Property, plant and equipment at end of period	$ (296)	$ (183)